                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Fund
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: January 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Balanced Fund (formerly Morgan Stanley Balanced Growth Fund)* performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
* The Fund’s name changed effective September 18, 2006.

Fund Report
For the year ended January 31, 2007

Total Return for the 12 Months Ended January 31, 2007

Class A	Class B	Class C	Class D	Russell 1000® Value Index[1]	Lehman Brothers U.S. Government/ Credit Index[2]	Lipper Mixed-Asset Target Allocation Growth Funds Index[3]
10.54%	9.80%	9.75%	10.89%	19.18%	3.88%	11.50%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Stocks faced two different market environments during the 12 months ended January 31, 2007. In the first half of the reporting period, ongoing monetary tightening by the Federal Open Market Committee (the ‘‘Fed’’), high oil prices, rising inflation concerns and a slowing housing market added downward pressure to stock prices. May and June were especially volatile months for stocks, as investors worried that the effects of the Fed’s prolonged period of interest rate increases would slow the economy too much.

However, sentiment began to turn more positive around mid-year. In August, the Fed stopped raising the target federal funds rate and left the rate unchanged for the remainder of its policy meetings in 2006 and its first meeting of 2007. After setting a new record high in July, oil prices retreated for the remainder of the period. For the most part, corporate earnings reports were still meeting or exceeding expectations, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity continued to bolster sentiment for stocks. Although economic growth was clearly moderating, the immediate threat of recession subsided. As a result, stock market returns improved in the second half of the reporting period.

In the bond market, yields rose across the U.S. Treasury curve, peaking in about mid-2006, and drifting lower during the second part of the year. However, on a net basis, yields across the U.S. Treasury curve ended the period at higher levels. Agency and mortgage issues posted the highest returns of the government sectors. Due to its high sensitively to fluctuated yields, the Treasury sector underperformed. Overall, across the government asset class, intermediate dated issues outperformed longer dated issues. While the overall environment appeared to be good for corporate credit issues and defaults were at near all-time lows, much of the good news has already been priced into the credit market. Additionally, after several years of sluggish equity returns, overly cautious balance sheets built up in response to intense scrutiny following 2002’s corporate scandals, and relatively cheap financing courtesy of the Federal Reserve, 2006 became a very attractive environment for private equity and leveraged buy-out (LBO) investors.

Performance Analysis

Morgan Stanley Balanced Fund underperformed the Russell 1000® Value Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index, and outperformed the Lehman Brothers U.S. Government/Credit Index for the 12 months ended January 31, 2007, assuming no deduction of applicable sales charges.

The Fund’s underperformance relative to the Russell 1000 Value Index came from a number of factors. Given that balanced funds invest in both stocks and bonds, the fixed income component can act as a damper on performance when the stock market is strongly rising, as it did during the reporting period. (However, we also emphasize that the fixed income portfolio can provide a cushion against stock volatility when the stock market isn’t performing so well.) Although stocks significantly outperformed bonds during the period, we do not believe in seeking short-term gains by implementing radical shifts in the Fund’s asset allocation targets, for example moving the portfolio into 100 percent stocks. Therefore the Fund’s allocation among stocks and bonds remained relatively steady during the 12 months.

In the stock portion of the portfolio, relative to the Russell 1000 Value Index, the Fund lost the most ground in its telecommunication services holdings. The Fund had no exposure to some of the market’s best performing telecom stocks, and some of the Fund’s telecom holdings provided lackluster returns during the period. Stock selection in the technology sector was another area of weakness, particularly in the software and services industry. Additionally, a very small position in hardware and equipment stocks, a group which performed well in the broad market, was a detractor from performance relative to the Russell 1000 Value Index. In the financial services sector, a lack of exposure to real estate investment trusts (‘‘REITs’’) hampered the Fund’s return. REITs advanced strongly during the period and the Fund did not participate in those gains. Stock selection in the insurance industry also proved detrimental.

However, these negative influences were partially offset by positive performance in two areas. Stock selection in the consumer discretionary sector contributed positively to performance relative to the Russell 1000 Value Index. In particular, our selection among retail stocks and auto and auto components stocks was beneficial. In the utilities sector, a combination of strong stock selection and an underweight allocation was advantageous.

In the bond portfolio, we kept the Fund’s overall duration (a measure of interest rate sensitivity) well below that of Lehman Brothers U.S. Government/Credit Index during the period. This conservative posture benefited the Fund during periods of rising interest rates, but prevented the Fund from fully participating in bond market rallies at times which interest rates fell. An underweight to the agency sector detracted slightly from relative performance as this sector posted solid returns. Given aggressive bond valuations and concerns regarding increasing leverage trends, we chose to maintain a defensive posture in credit. This positioning had a small negative effect on the performance of the portfolio relative to the Lehman Brothers U.S. Government/Credit Index over the period, as spreads (or the extra return required by investors for assuming credit risk) generally narrowed. However, good security selection helped offset a portion of this weakness.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

*A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP 10 HOLDINGS
U.S. Treasury Securities	8.2%
Federal National Mortgage Assoc.	7.5
JPMorgan Chase & Co.	2.8
Citigroup, Inc.	2.4
Time Warner, Inc.	2.3
Bayer AG (ADR) (Germany)	2.1
General Electric Co.	2.0
Schering-Plough Corp.	2.0
Verizon Communications, Inc.	1.8
Abbott Laboratories	1.8

PORTFOLIO COMPOSITION*
Common Stocks	68.6%
U.S. Government Agencies & Obligations	15.8
Corporate Bonds	7.8
Asset-Backed Securities	5.6
Short-Term Investments	2.2

* Does not include open long futures contracts with an underlying face value of $25,359,781 and unrealized depreciation of $276,362, and open short futures contracts with underlying face value of $13,640,782 and unrealized appreciation of $21,112, and open swaps contracts with net unrealized appreciation of $11,360.

Data as of January 31, 2007. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 60 percent of its assets in dividend paying common stocks and securities convertible into common stocks and at least 25 percent of its assets in fixed-income securities. Within these limitations, the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., may purchase or sell securities in any proportion it believes desirable based on its assessment of business, economic and investment conditions.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and
Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class C

Average Annual Total Returns — Period Ended January 31, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 07/28/97)		Class C Shares† (since 03/28/95)		Class D Shares†† (since 07/28/97)
Symbol	BGRAX		BGRBX		BGRCX		BGRDX
1 Year	10.54%	[4]	9.80%	[4]	9.75%	[4]	10.89%	[4]
	4.74	[5]	4.80	[5]	8.75	[5]	—
5 Years	6.94	[4]	6.15	[4]	6.15	[4]	7.22	[4]
	5.80	[5]	5.83	[5]	6.15	[5]	—
10 Years	—		—		7.13	[4]	—
	—		—		7.13	[5]	—
Since Inception	6.76	[4]	6.09	[4]	8.94	[4]	7.00	[4]
	6.15	[5]	6.09	[5]	8.94	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Mixed-Asset Target Allocation Growth Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on January 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/06 – 01/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/06	01/31/07	08/01/06 – 01/31/07
Class A
Actual (8.83% return)	$1,000.00	$1,088.30	$5.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.91	$5.35
Class B
Actual (8.46% return)	$1,000.00	$1,084.60	$9.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.13	$9.15
Class C
Actual (8.48% return)	$1,000.00	$1,084.80	$9.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.13	$9.15
Class D
Actual (9.05% return)	$1,000.00	$1,090.50	$4.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.17	$4.08

*	Expenses are equal to the Fund’s annualized expense ratios of 1.05%, 1.80%, 1.80% and 0.80% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (69.4%)
	Aerospace & Defense (1.4%)
30,400	Northrop Grumman Corp.	$2,156,576
76,270	Raytheon Co.	3,958,413
		6,114,989
	Beverages: Alcoholic (0.2%)
13,220	Diageo PLC (ADR) (United Kingdom)	1,040,811
	Beverages: Non-Alcoholic (1.3%)
117,250	Coca-Cola Co. (The)	5,613,930
	Broadcasting (0.4%)
50,147	Clear Channel Communications, Inc.	1,821,339
	Cable/Satellite TV (0.6%)
55,940	Comcast Corp. (Class A)*	2,479,261
	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp. (a)*	0
	Chemicals: Major Diversified (3.0%)
154,060	Bayer AG (ADR) (Germany)	9,117,271
79,010	Du Pont (E.I.) de Nemours & Co.	3,915,736
		13,033,007
	Computer Processing Hardware (0.3%)
29,512	Hewlett-Packard Co.	1,277,279
	Discount Stores (1.2%)
113,390	Wal-Mart Stores, Inc.	5,407,569
	Electric Utilities (3.0%)
82,460	American Electric Power Co., Inc.	3,589,484
62,390	Entergy Corp.	5,792,912
64,510	FirstEnergy Corp.	3,827,378
		13,209,774
	Finance/Rental/Leasing (1.7%)
111,960	Freddie Mac	7,269,563

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates (5.9%)
191,673	Citigroup, Inc.	$10,566,932
236,522	JPMorgan Chase & Co.	12,046,065
41,380	State Street Corp.	2,940,049
		25,553,046
	Food Retail (0.4%)
21,500	Safeway Inc.	774,645
29,180	Supervalu, Inc.	1,108,256
		1,882,901
	Food: Major Diversified (1.1%)
38,860	ConAgra Foods, Inc.	999,091
143,030	Unilever N.V. (NY Registered Shares) (Netherlands)	3,817,471
		4,816,562
	Food: Specialty/Candy (0.9%)
87,910	Cadbury Schweppes PLC (ADR) (United Kingdom)	3,985,839
	Home Improvement Chains (0.7%)
76,800	Home Depot, Inc. (The)	3,128,832
	Household/Personal Care (1.1%)
22,220	Kimberly-Clark Corp.	1,542,068
51,820	Procter & Gamble Co. (The)	3,361,563
		4,903,631
	Industrial Conglomerates (3.7%)
239,790	General Electric Co.	8,644,430
19,046	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	816,692
59,610	Siemens AG (ADR) (Germany)	6,600,615
		16,061,737
	Insurance Brokers/Services (1.6%)
240,540	Marsh & McLennan Companies, Inc.	7,095,930
	Integrated Oil (3.0%)
71,926	ConocoPhillips	4,776,606
41,710	Exxon Mobil Corp.	3,090,711
76,900	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	5,248,425
		13,115,742

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Internet Retail (0.4%)
48,170	Amazon.com, Inc.*	$1,814,564
	Internet Software/Services (0.6%)
89,900	Yahoo! Inc.*	2,545,069
	Investment Banks/Brokers (2.5%)
3,520	Goldman Sachs Group, Inc. (The)	746,803
63,330	Merrill Lynch & Co., Inc.	5,925,155
224,470	Schwab (Charles) Corp. (The)	4,246,972
		10,918,930
	Life/Health Insurance (0.4%)
80,940	Aegon N.V. (NY Registered Shares) (Netherlands)	1,599,374
	Major Banks (1.6%)
81,406	Bank of America Corp.	4,280,327
39,210	PNC Financial Services Group	2,892,522
		7,172,849
	Major Telecommunications (3.7%)
32,616	Embarq Corp.	1,810,514
93,170	France Telecom S.A. (ADR) (France)	2,591,058
226,792	Sprint Nextel Corp.	4,043,701
203,137	Verizon Communications, Inc.	7,824,837
		16,270,110
	Managed Health Care (0.6%)
19,970	CIGNA Corp.	2,644,028
	Media Conglomerates (3.4%)
428,880	Time Warner, Inc.	9,379,606
132,420	Viacom, Inc. (Class B)*	5,385,521
		14,765,127
	Medical Specialties (0.9%)
41,040	Applera Corp. – Applied Biosystems Group	1,426,550
126,600	Boston Scientific Corp.*	2,335,770
		3,762,320
	Motor Vehicles (0.9%)
190,850	Ford Motor Co.	1,551,611
65,950	Honda Motor Co., Ltd. (ADR) (Japan)	2,593,814
		4,145,425

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Multi-Line Insurance (0.8%)
36,310	Hartford Financial Services Group, Inc. (The)	$3,446,182
	Oil & Gas Pipelines (0.4%)
56,720	Williams Companies, Inc. (The)	1,530,873
	Oil & Gas Production (0.1%)
13,700	Occidental Petroleum Corp.	635,132
	Oilfield Services/Equipment (0.8%)
56,130	Schlumberger Ltd. (Netherlands Antilles)	3,563,694
	Other Consumer Services (0.1%)
11,900	Block (H.&R.), Inc.	292,740
	Packaged Software (1.4%)
335,437	Symantec Corp.*	5,940,589
	Pharmaceuticals: Major (11.0%)
145,140	Abbott Laboratories	7,692,420
225,060	Bristol-Myers Squibb Co.	6,479,477
41,110	GlaxoSmithKline PLC (ADR) (United Kingdom)	2,225,284
118,620	Lilly (Eli) & Co.	6,419,714
156,180	Pfizer, Inc.	4,098,163
69,340	Roche Holdings Ltd. (ADR) (Switzerland)	6,543,963
27,210	Sanofi-Aventis (ADR) (France)	1,199,417
345,220	Schering-Plough Corp.	8,630,500
98,680	Wyeth	4,875,779
		48,164,717
	Precious Metals (0.8%)
77,730	Newmont Mining Corp.	3,505,623
	Property – Casualty Insurers (3.1%)
92,380	Chubb Corp. (The)	4,807,455
111,892	St. Paul Travelers Companies, Inc. (The)	5,689,708
41,230	XL Capital Ltd. (Class A) (Cayman Islands)	2,844,870
		13,342,033
	Regional Banks (0.6%)
69,720	Fifth Third Bancorp	2,781,828
	Restaurants (0.4%)
37,750	McDonald’s Corp.	1,674,213

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Semiconductors (1.6%)
225,026	Intel Corp.	$4,716,545
171,240	Micron Technology, Inc.*	2,217,558
		6,934,103
	Specialty Stores (0.2%)
25,110	Office Depot, Inc.*	938,863
	Telecommunication Equipment (0.4%)
78,417	Motorola, Inc.	1,556,577
	Tobacco (1.2%)
59,290	Altria Group, Inc.	5,181,353
	Total Common Stocks (Cost $246,595,020)	302,938,058

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
	Corporate Bonds (7.9%)
	Aerospace & Defense (0.2%)
$80	Raytheon Co.	6.15%		11/01/08	80,811
559	Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664		09/15/13	582,837
					663,648
	Air Freight/Couriers (0.1%)
320	FedEx Corp.	2.65		04/01/07	318,606
	Airlines (0.1%)
433	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	455,456
	Beverages: Alcoholic (0.2%)
350	FBG Finance Ltd. – 144A** (Australia)	5.125		06/15/15	330,090
440	Miller Brewing Co. – 144A**	4.25		08/15/08	431,983
					762,073
	Cable/Satellite TV (0.1%)
230	Comcast Cable Communications, Inc.	6.75		01/30/11	240,556
60	Lenfest Communications	7.625		02/15/08	61,277
185	TCI Communications, Inc.	7.875		02/15/26	213,541
					515,374
	Chemicals: Major Diversified (0.1%)
240	ICI Wilmington Inc.	4.375		12/01/08	235,275
	Computer Processing Hardware (0.1%)
355	Hewlett-Packard Co.	5.496	†	05/22/09	355,846

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Department Stores (0.1%)
$50	Federated Department Stores, Inc.	6.625%		09/01/08	$50,705
80	May Department Stores Co.	5.95		11/01/08	80,470
330	May Department Stores Co.	6.70		07/15/34	324,896
					456,071
	Drugstore Chains (0.1%)
110	CVS Corp.	5.75		08/15/11	111,240
539	CVS Lease Pass Through – 144A**	6.036		12/10/28	531,810
					643,050
	Electric Utilities (0.9%)
430	Ameren Corp.	4.263		05/15/07	428,243
375	Arizona Public Service Co.	5.80		06/30/14	373,884
360	Carolina Power & Light Co.	5.125		09/15/13	353,185
465	CC Funding Trust I	6.90		02/16/07	465,136
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	128,731
265	Consumers Energy Co.	4.80		02/17/09	261,701
200	Detroit Edison Co. (The)	6.125		10/01/10	203,786
145	Entergy Gulf States, Inc.	3.60		06/01/08	141,177
285	Entergy Gulf States, Inc.	5.769	†	12/01/09	284,701
330	Ohio Power Company (Series K)	6.00		06/01/16	338,274
100	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	99,684
205	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	200,092
180	Texas Eastern Transmission	7.00		07/15/32	199,916
315	Wisconsin Electric Power Co.	3.50		12/01/07	310,099
					3,788,609
	Electrical Products (0.2%)
365	Cooper Industries, Inc.	5.25		07/01/07	364,041
340	Cooper Industries, Inc.	5.25		11/15/12	335,000
					699,041
	Electronics/Appliances (0.1%)
260	LG Electronics Inc. – 144A** (South Korea)	5.00		06/17/10	254,097
	Finance/Rental/Leasing (0.7%)
290	CIT Group, Inc. (Series MTN)	4.75		08/15/08	287,335
50	CIT Group, Inc.	7.375		04/02/07	50,156
560	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	545,301
555	MBNA Corp. (Series MTN F)	5.798	†	05/05/08	558,447

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$450	Nationwide Building Society – 144A** (United Kingdom)	4.25%		02/01/10	$435,110
665	Residential Capital Corp.	6.375		06/30/10	671,060
355	SLM Corp.	4.00		01/15/10	342,079
					2,889,488
	Financial Conglomerates (0.4%)
1,000	Associates Corp. of North America	6.25		11/01/08	1,015,489
55	Bank One Corp. (Series MTN A)	6.00		02/17/09	55,671
485	Chase Manhattan Corp.	6.00		02/15/09	490,896
90	Chase Manhattan Corp.	7.00		11/15/09	93,862
245	General Electric Capital Corp. (Series MTN A)	4.25		12/01/10	236,256
					1,892,174
	Food Retail (0.1%)
330	Fred Meyer, Inc.	7.45		03/01/08	336,190
	Food: Major Diversified (0.2%)
170	ConAgra, Inc.	7.00		10/01/28	182,365
195	ConAgra, Inc.	8.25		09/15/30	237,104
115	Kraft Foods Inc.	5.25		06/01/07	114,929
360	Sara Lee Corp.	6.125		11/01/32	327,575
					861,973
	Forest Products (0.0%)
19	Weyerhaeuser Co.	6.125		03/15/07	18,999
	Gas Distributors (0.1%)
285	NiSource Finance Corp.	5.94	†	11/23/09	285,381
270	Sempra Energy	4.621		05/17/07	269,294
					554,675
	Home Furnishings (0.1%)
240	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	248,652
	Home Improvement Chains (0.0%)
160	Home Depot, Inc.	5.49	†	12/16/09	160,308

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Hotels/Resorts/Cruiselines (0.1%)
$425	Hyatt Equities LLC – 144A**	6.875%		06/15/07	$426,405
	Household/Personal Care (0.1%)
515	Clorox Co. (The)	5.485	†	12/14/07	515,668
	Industrial Conglomerates (0.1%)
255	Textron Financial Corp. (Series MTN)	5.125		02/03/11	252,369
295	Textron Financial Corp. (Series MTN E)	4.125		03/03/08	291,044
					543,413
	Insurance Brokers/Services (0.2%)
925	Farmers Exchange Capital – 144A**	7.05		07/15/28	959,361
	Major Banks (0.4%)
170	Bank of New York Co., Inc. (The)	5.20		07/01/07	169,967
250	Bank of New York Co., Inc. (The) (Series BKN T)	3.80		02/01/08	246,022
225	HSBC Finance Corp.	6.75		05/15/11	237,213
250	Huntington National Bank (Series BKN T)	4.375		01/15/10	241,921
260	Popular North America Inc. (Series MTN)	5.65		04/15/09	260,108
685	Unicredito Luxembourg Finance S.A. – 144A** (Luxembourg)	5.41	†	10/24/08	685,368
					1,840,599
	Major Telecommunications (0.5%)
350	France Telecom S.A. (France)	8.50		03/01/31	459,034
230	SBC Communications, Inc.	6.15		09/15/34	226,677
110	Sprint Capital Corp.	8.75		03/15/32	130,968
210	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	204,706
330	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	315,935
405	Telefonica Europe BV (Netherlands)	8.25		09/15/30	489,912
400	Verizon New England Inc.	6.50		09/15/11	413,717
					2,240,949
	Managed Health Care (0.0%)
170	UnitedHealth Group Inc.	4.125		08/15/09	164,749
30	WellPoint Inc.	3.75		12/14/07	29,553
					194,302

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Media Conglomerates (0.2%)
$600	Time Warner, Inc.	5.606	†%	11/13/09	$601,007
400	Viacom, Inc.	6.875		04/30/36	399,692
					1,000,699
	Motor Vehicles (0.1%)
225	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	267,334
	Multi-Line Insurance (0.4%)
1,015	AIG SunAmerica Global Financing VI – 144A**	6.30		05/10/11	1,052,682
375	American General Finance Corp. (Series H)	4.625		09/01/10	364,712
20	American General Finance Corp. (Series MTN I)	4.625		05/15/09	19,647
195	Equitable Co.	6.50		04/01/08	196,893
190	International Lease Finance Corp.	3.75		08/01/07	188,420
					1,822,354
	Oil & Gas Pipelines (0.1%)
325	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	333,204
	Other Metals/Minerals (0.1%)
405	Brascan Corp. (Canada)	7.125		06/15/12	433,361
	Property – Casualty Insurers (0.5%)
660	Mantis Reef Ltd. – 144A** (Australia)	4.692		11/14/08	650,904
135	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	141,450
335	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	332,982
470	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	468,523
630	XLLIAC Global Funding – 144A**	4.80		08/10/10	616,110
					2,209,969
	Railroads (0.2%)
210	Burlington North Santa Fe Railway Co.	6.125		03/15/09	212,670
260	Norfolk Southern Corp.	7.35		05/15/07	261,353
95	Union Pacific Corp.	6.625		02/01/08	95,884
150	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	151,244
					721,151
	Real Estate Development (0.2%)
647	World Financial Properties – 144A**	6.91		09/01/13	676,026
349	World Financial Properties – 144A**	6.95		09/01/13	364,953
					1,040,979

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS	COUPON RATE	MATURITY DATE	VALUE
Real Estate Investment Trusts (0.0%)
$185	EOP Operating LP	6.763%	06/15/07	$186,014
Regional Banks (0.1%)
660	Marshall & Ilsley Bank (Series BKN T)	3.80	02/08/08	649,765
Restaurants (0.1%)
220	Tricon Global Restaurants, Inc.	8.875	04/15/11	245,486
Savings Banks (0.4%)
280	Household Finance Corp.	4.125	12/15/08	274,469
175	Household Finance Corp.	5.875	02/01/09	177,090
135	Household Finance Corp.	6.375	10/15/11	140,632
255	Household Finance Corp.	6.40	06/17/08	258,381
200	Sovereign Bank (Series CD)	4.00	02/01/08	197,102
290	Washington Mutual Bank	5.50	01/15/13	288,889
295	Washington Mutual Inc.	8.25	04/01/10	317,805
1,654,368
Trucks/Construction/Farm Machinery (0.1%)
110	Caterpillar Financial Services Corp. (Series MTN F)	3.625	11/15/07	108,514
525	Caterpillar Financial Services Corp. (Series MTN F)	5.445	†	08/20/07	525,487
634,001
Wireless Telecommunications (0.1%)
435	Vodafone Group PLC (United Kingdom)	5.454	†	12/28/07	435,361
Total Corporate Bonds (Cost $34,410,424)	34,464,348
U.S Government Obligations (8.1%)
U.S. Treasury Bonds
200	6.125	08/15/29	230,406
225	6.375	08/15/27	263,988
9,650	7.625	02/15/25	12,605,313
10,255	8.125	08/15/19	–
08/15/21	13,502,097
U.S. Treasury Notes
4,755	‡	4.25	08/15/13	4,609,487
1,900	4.25	11/15/13	1,838,919
4,190	U.S. Treasury Strips	0.00	08/15/20	2,130,070
Total U.S. Government Obligations (Cost $34,811,420)	35,180,280

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Mortgage-Backed Securities (6.8%)
	Federal Home Loan Mortgage Corp. Gold
$136		6.50%	01/01/31		$139,916
364		7.50	06/01/11	−
			06/01/32		377,578
	Federal National Mortgage Assoc.
672		6.50	07/01/32	–
			08/01/32		687,573
3,759		7.00	07/01/18	–
			11/01/35		3,868,994
1,500		7.00	††		1,537,031
1,602		7.301	05/01/36		1,637,026
1,964		7.50	08/01/23	–
			09/01/35		2,045,857
704		8.00	05/01/24	–
			02/01/32		742,283
9		9.50	12/01/20		9,679
	Federal National Mortgage Assoc. (ARM)
417		6.158	07/01/33		423,106
2,843		6.798	01/01/36		2,901,512
2,919		6.808	01/01/36		2,979,456
1,359		6.81	03/01/36		1,386,867
1,500		6.851	03/01/36		1,531,177
1,550		7.289	05/01/36		1,584,215
2,821		7.299	04/01/36		2,900,842
1,515		7.323	07/01/36		1,548,378
3,006		7.326	04/01/36	–
			07/01/36		3,072,239
123	Federal National Mortgage Assoc. (Dwarf)	7.00	07/01/11	–
			06/01/12		126,785
	Government National Mortgage Assoc.
142		7.50	08/15/25	–
			06/15/27		148,487
149		8.00	04/15/26	–
			08/15/26		157,713
	Total Mortgage-Backed Securities (Cost $30,066,258)				29,806,714
	Asset-Backed Securities (5.7%)
	Finance/Rental/Leasing
1,075	Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09		1,067,057
975	Capital Auto Receivables Asset Trust-2006-2	4.98	05/15/11		970,285
250	Capital Auto Receivables Asset Trust 2002-3 A – 144A**	5.31	10/20/09		249,728
250	Capital Auto Receivables Asset Trust 2004-2 A	3.35	02/15/08		249,397

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,075	Capital Auto Receivables Asset Trust 2005-1 A4	4.05%		07/15/09	$1,068,770
688	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	684,057
375	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	376,610
155	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	153,281
586	CNH Equipment Trust 2005-A A3	4.02		04/15/09	582,609
1,350	CNH Equipment Trust 2005-B A3	4.27		01/15/10	1,336,544
672	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	668,093
443	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	441,166
650	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	647,914
1,075	GE Equipment Small Ticket LLC -2005-2A	4.88		10/22/09	1,070,376
250	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	250,123
1,300	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,280,780
775	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	760,891
150	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	148,293
650	Hertz Vehicle Financing LLC 2005-2A – 144A**	4.93		02/25/10	645,006
437	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	434,527
883	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	876,161
875	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	871,208
675	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	668,252
290	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	294,130
1,200	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,192,234
838	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	822,531
1,013	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	1,004,869
250	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	246,318
1,400	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	1,383,947
480	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	476,894
535	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	531,639
393	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	391,767
1,125	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	1,120,424
166	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	164,050
521	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	517,118
875	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	870,710
117	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	116,926
	Total Asset-Backed Securities (Cost $24,802,866)				24,634,685
	Collateralized Mortgage Obligations (1.1%)
874	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.47	†	09/25/45	877,879
1,395	Federal National Mortgage Assoc. 2006-28 1A1	5.43	†	03/25/36	1,396,101
1,309	Federal National Mortgage Assoc.	5.38		12/25/36	1,308,207
16,289	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.274	†	03/25/36	376,692
2,151	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	764,795
	Total Collateralized Mortgage Obligations (Cost $4,334,245)				4,723,674

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF CONTRACTS		VALUE
	Put Option Purchased (0.0%)
387	90 day Euro $ June/2007 @ $94.25 (Cost $123,183)	$4,838

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (2.2%)
	U.S. Government Obligation (b) (0.1%)
$650	U.S. Treasury Bill*** (Cost $635,712)	4.915%	07/12/07	635,712
	Repurchase Agreement (2.1%)
9,063	Joint repurchase agreement account (dated 01/31/07; proceeds $9,064,324) (c) (Cost $9,063,000)	5.26	02/01/07	9,063,000
	Total Short-Term Investments (Cost $9,698,712)			9,698,712

Total Investments (Cost $384,842,128) (d) (e)	101.2%	441,451,309
Liabilities in Excess of Other Assets	(1.2)	(5,048,199)
Net Assets	100.0%	$436,403,110

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
BKN	Bank Note.
IO	Interest Only Security.
MTN	Medium Term Note.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	This security has been physically segregated in connection with open futures contracts in the amount of $93,268.
†	Floating rate security; rate shown is the rate in effect at January 31, 2007.
††	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
‡	Security purchased on a forward commitment basis.
(a)	A security with a total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Securities have been designated as collateral in an amount equal to $45,535,248 in connection with open futures contracts, securities purchased on a forward commitment basis and open credit default swap contracts.
(e)	The aggregate cost for federal income tax purposes is $387,635,356. The aggregate gross unrealized appreciation is $60,719,460 and the aggregate gross unrealized depreciation is $6,903,507, resulting in net unrealized appreciation of $53,815,953.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2007 continued

Futures Contracts Open at January 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
173	Long	U.S. Treasury Notes 5 Year,
		March 2007	$18,083,906	$(156,581)
63	Long	U.S. Treasury Notes 10 Year,
		March 2007	6,725,250	(111,400)
5	Long	U.S. Treasury Bonds 20 Year,
		March 2007	550,625	(8,381)
67	Short	U.S. Treasury Notes 2 Year,
		March 2007	(13,640,782)	21,112
		Net Unrealized Depreciation		$(255,250)

Credit Default Swap Contracts Open at January 31, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Hartford Financial Services Group Inc.	Buy	$650	0.12%	December 20, 2011	$(405)
Goldman Sachs Internatinal Lehman Brothers Holdings Inc.	Buy	650	0.20	December 20, 2011	628
Goldman Sachs International Southwest Airlines Co.	Buy	700	0.22	December 20, 2011	2,888
Goldman Sachs International Motorola, Inc.	Buy	220	0.15	December 20, 2011	2,346
Goldman Sachs International Motorola, Inc.	Buy	450	0.157	December 20, 2011	4,662
Goldman Sachs International Union Pacific Corporation	Buy	650	0.20	December 20, 2011	714
Citibank, N.A., New York Tyco International Ltd.	Buy	780	0.43	March 20, 2012	348
Citibank, N.A., New York Tyco International Ltd.	Buy	400	0.43	March 20, 2012	178
Goldman Sachs International Chubb Corp.	Buy	650	0.10	March 20, 2012	1
Net Unrealized Appreciation					$11,360

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2007

Assets:
Investments in securities, at value (cost $384,842,128)	$441,451,309
Unrealized appreciation on open swap contracts	11,765
Receivable for:
Interest	1,566,141
Investments sold	1,175,918
Shares of beneficial interest sold	431,910
Dividends	373,217
Variation margin	43,795
Prepaid expenses and other assets	29,303
Total Assets	445,083,358
Liabilities:
Payable for:
Investments purchased	6,931,664
Shares of beneficial interest redeemed	967,821
Distribution fee	310,403
Investment advisory fee	206,293
Administration fee	31,737
Transfer agent fee	4,026
Periodic payments on swap contracts	1,069
Unrealized depreciation on open swap contracts	405
Accrued expenses and other payables	226,830
Total Liabilities	8,680,248
Net Assets	$436,403,110
Composition of Net Assets:
Paid-in-capital	$394,190,998
Net unrealized appreciation	56,365,291
Dividends in excess of net investment income	(26,810)
Accumulated net realized loss	(14,126,369)
Net Assets	$436,403,110
Class A Shares:
Net Assets	$125,180,116
Shares Outstanding (unlimited authorized, $.01 par value)	8,404,676
Net Asset Value Per Share	$14.89
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$15.71
Class B Shares:
Net Assets	$185,533,642
Shares Outstanding (unlimited authorized, $.01 par value)	12,454,545
Net Asset Value Per Share	$14.90
Class C Shares:
Net Assets	$123,508,019
Shares Outstanding (unlimited authorized, $.01 par value)	8,288,175
Net Asset Value Per Share	$14.90
Class D Shares:
Net Assets	$2,181,333
Shares Outstanding (unlimited authorized, $.01 par value)	146,525
Net Asset Value Per Share	$14.89

Statement of Operations

For the year ended January 31, 2007

Net Investment Income:
Income
Dividends (net of $107,092 foreign withholding tax)	$4,234,042
Interest	4,877,561
Total Income	9,111,603
Expenses
Investment advisory fee	1,481,702
Distribution fee (Class A shares)	168,096
Distribution fee (Class B shares)	1,213,089
Distribution fee (Class C shares)	949,076
Transfer agent fees and expenses	328,627
Administration fee	227,954
Shareholder reports and notices	209,377
Professional fees	112,096
Custodian fees	74,806
Registration fees	54,528
Trustees’ fees and expenses	3,359
Other	39,738
Total Expenses	4,862,448
Less: expense offset	(1,639)
Net Expenses	4,860,809
Net Investment Income	4,250,794
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	22,105,770
Futures contracts	219,250
Option contracts	6,495
Swap contracts	(1,214)
Net Realized Gain	22,330,301
Net Change in Unrealized Appreciation/Depreciation on:
Investments	8,170,819
Futures contracts	(257,148)
Option contracts	(118,346)
Swap contracts	11,360
Net Appreciation	7,806,685
Net Gain	30,136,986
Net Increase	$34,387,780

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2007	FOR THE YEAR ENDED JANUARY 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,250,794	$2,078,509
Net realized gain	22,330,301	18,758,188
Net change in unrealized appreciation/depreciation	7,806,685	(1,831,283)
Net Increase	34,387,780	19,005,414
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,292,653)	(452,694)
Class B shares	(1,456,409)	(1,020,328)
Class C shares	(1,159,994)	(914,587)
Class D shares	(31,820)	(19,399)
Net realized gain
Class A shares	(4,941,049)	(782,903)
Class B shares	(8,342,064)	(2,185,194)
Class C shares	(6,103,928)	(2,040,106)
Class D shares	(100,627)	(22,958)
Total Dividends and Distributions	(23,428,544)	(7,438,169)
Net increase (decrease) from transactions in shares of beneficial interest	225,411,146	(12,116,316)
Net Increase (Decrease)	236,370,382	(549,071)
Net Assets:
Beginning of period	200,032,728	200,581,799
End of Period (Including dividends in excess of net investment income of $26,810 and accumulated undistributed net investment income of $77,401, respectively)	$436,403,110	$200,032,728

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Balanced Fund (the ‘‘Fund’’), formerly Morgan Stanley Balanced Growth Fund (the Fund’s name changed effective September 18, 2006), is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is capital growth with reasonable current income. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors

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Notes to Financial Statements January 31, 2007 continued

Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are

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Notes to Financial Statements January 31, 2007 continued

recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G.   Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap (‘‘Buy Contract’’), or provide credit protection on the referenced obligation of the credit default swap (‘‘Sale Contract’’). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collect the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the Notional Amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statements of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund’s books.

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Notes to Financial Statements January 31, 2007 continued

H.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Pursuant to Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administration’’), affiliate of the Investments Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,595,578 at January 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be

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Notes to Financial Statements January 31, 2007 continued

reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended January 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $3,622, $290,066 and $4,501, respectively and received $61,371 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 2007 aggregated $158,700,115 and $207,782,417 respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $70,789,221 and $74,422,043, respectively. The Fund had purchases and sales of $69,420 and $8,393,954, respectively, with other Morgan Stanley funds, including net realized gains of $56,901.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

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Notes to Financial Statements January 31, 2007 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JANUARY 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	541,360	$7,983,706	490,716	$7,057,986
Conversion from Class B	767,806	11,274,673	1,649,854	23,001,214
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	5,761,145	83,647,510	—	—
Reinvestment of dividends and distributions	360,793	5,266,799	73,309	1,054,840
Redeemed	(1,306,418)	(19,217,810)	(443,744)	(6,388,604)
Net increase – Class A	6,124,686	88,954,878	1,770,135	24,725,436
CLASS B SHARES
Sold	513,859	7,552,220	1,236,638	17,572,599
Conversion to Class A	(767,637)	(11,274,673)	(1,649,990)	(23,001,214)
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	8,934,572	129,834,129	—	—
Reinvestment of dividends and distributions	545,524	7,933,329	193,148	2,774,543
Redeemed.	(2,578,346)	(37,928,547)	(2,034,354)	(29,042,425)
Net increase (decrease) – Class B	6,647,972	96,116,458	(2,254,558)	(31,696,497)
CLASS C SHARES
Sold	263,940	3,873,577	531,681	7,619,616
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	3,602,466	52,383,187	—	—
Reinvestment of dividends and distributions	447,816	6,483,127	184,017	2,646,264
Redeemed	(1,608,685)	(23,604,763)	(1,062,378)	(15,180,965)
Net increase (decrease) – Class C	2,705,537	39,135,128	(346,680)	(4,915,085)
CLASS D SHARES
Sold	28,513	413,318	16,327	235,071
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	114,117	1,655,608	—	—
Reinvestment of dividends and distributions	8,286	120,209	2,786	39,913
Redeemed	(66,814)	(984,453)	(35,423)	(505,154)
Net increase (decrease) – Class D	84,102	1,204,682	(16,310)	(230,170)
Net increase (decrease) in Fund	15,562,297	$225,411,146	(847,413)	$(12,116,316)

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Notes to Financial Statements January 31, 2007 continued

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell interest rate and index futures (‘‘futures contracts’’) to facilitate trading; increase or decrease Fund’s market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased.

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These future and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk also may arise from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

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Notes to Financial Statements January 31, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JANUARY 31, 2007	FOR THE YEAR ENDED JANUARY 31, 2006
Ordinary income	$3,940,876	$2,407,008
Long-term capital gains	19,487,668	5,031,161
Total distributions	$23,428,544	$7,438,169

As of January 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$1,081,183
Undistributed long-term gains	—
Net accumulated earnings	1,081,183
Capital loss carryforward*	(12,813,359)
Temporary differences	(1,370)
Net unrealized appreciation	53,945,658
Total accumulated earnings	$42,212,112

* During the year ended January 31, 2007, the Fund utilized $6,138,449 of its net capital loss carryforward. As of January 31, 2007, the Fund had a net capital loss carryforward of $12,813,359 which will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund’s acquisition of the assets of Morgan Stanley Income Builder Fund (‘‘Income Builder’’), the Fund obtained a net capital loss carryforward of $18,951,808 from Income Builder. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of January 31, 2007, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

Permanent differences, due to losses on paydowns, nondeductible merger expenses and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at January 31, 2007:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$942,612	$(797,245)	$(145,367)

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2007 continued

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs’ Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants’ motion to dismiss and denying plaintiffs’ motion for supplemental pleading has expired. This case is now concluded.

10.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

11.   Fund Acquisitions

On September 18, 2006, the Fund acquired all the net assets of the Morgan Stanley Balanced Income Fund (‘‘Balanced Income’’) based on the respective valuations as of the close of business on September 15, 2006

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Notes to Financial Statements January 31, 2007 continued

pursuant to a plan of reorganization approved by the shareholders of Balanced Income on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,501,467 Class A shares of the Fund at a net asset value of $14.52 per share for 1,812,244 Class A shares of Balanced Income; 5,588,566 Class B shares of the Fund at a net asset value of $14.53 per share for 6,778,119 Class B shares of Balanced Income; 2,321,112 Class C shares of the Fund at a net asset value of $14.54 per share for 2,812,414 Class C shares of Balanced Income; and 59,403 Class D shares of the Fund at a net asset value of $14.51 per share for 71,888 Class D shares of Balanced Income. The net assets of the Fund and Balanced Income immediately before the acquisition were $180,346,678 and $137,644,097, respectively, including unrealized appreciation of $7,514,281 for Balanced Income.

On September 18, 2006, the Fund acquired all the net assets of Income Builder based on the respective valuations as of the close of business on September 15, 2006 pursuant to a plan of reorganization approved by the shareholders of Income Builder on July 17, 2006. The acquisition was accomplished by a tax-free exchange of 4,259,678 Class A shares of the Fund at a net asset value of $14.52 per share for 5,120,077 Class A shares of Income Builder; 3,346,006 Class B shares of the Fund at a net asset value of $14.53 per share for 4,014,655 Class B shares of Income Builder; 1,281,354 Class C shares of the Fund at a net asset value of $14.54 per share for 1,544,850 Class C shares of Income Builder; and 54,714 Class D shares of the Fund at a net asset value of $14.51 per share for 65,721 Class D shares of Income Builder. The net assets of the Fund and Income Builder immediately before the acquisition were $180,346,678 and $129,876,337, respectively, including unrealized appreciation of $12,705,752 for Income Builder.

Immediately after both acquisitions, the combined net assets of the Fund amounted to $447,867,112.

Morgan Stanley Balanced Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31,
	2007	2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.57	$13.76	$12.98	$10.73	$12.82
Income (loss) from investment operations:
Net investment income‡	0.30	0.24	0.21	0.18	0.25
Net realized and unrealized gain (loss)	1.20	1.21	0.79	2.30	(2.06)
Total income (loss) from investment operations	1.50	1.45	1.00	2.48	(1.81)
Less dividends and distributions from:
Net investment income	(0.29)	(0.27)	(0.22)	(0.23)	(0.28)
Net realized gain	(0.89)	(0.37)	—	—	—
Total dividends and distributions	(1.18)	(0.64)	(0.22)	(0.23)	(0.28)
Net asset value, end of period	$14.89	$14.57	$13.76	$12.98	$10.73
Total Return†	10.54%	10.99%	7.80%	23.37%	(14.27)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.14%	1.13%	1.13%	1.12%	1.10%
Net investment income	2.06%	1.70%	1.61%	1.58%	2.14%
Supplemental Data:
Net assets, end of period, in thousands	$125,180	$33,217	$7,017	$6,663	$5,848
Portfolio turnover rate	56%	52%	64%	117%	145%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2007	2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.56	$13.75	$12.97	$10.73	$12.81
Income (loss) from investment operations:
Net investment income‡	0.19	0.14	0.11	0.10	0.16
Net realized and unrealized gain (loss)	1.22	1.20	0.79	2.28	(2.05)
Total income (loss) from investment operations	1.41	1.34	0.90	2.38	(1.89)
Less dividends and distributions from:
Net investment income	(0.18)	(0.16)	(0.12)	(0.14)	(0.19)
Net realized gain	(0.89)	(0.37)	—	—	—
Total dividends and distributions	(1.07)	(0.53)	(0.12)	(0.14)	(0.19)
Net asset value, end of period	$14.90	$14.56	$13.75	$12.97	$10.73
Total Return†	9.80%	10.12%	6.99%	22.37%	(14.86)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.89%	1.89%	1.89%	1.88%	1.87%
Net investment income	1.31%	0.94%	0.85%	0.82%	1.37%
Supplemental Data:
Net assets, end of period, in thousands	$185,534	$84,568	$110,875	$114,960	$79,631
Portfolio turnover rate	56%	52%	64%	117%	145%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2007	2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.57	$13.76	$12.98	$10.73	$12.81
Income (loss) from investment operations:
Net investment income‡	0.19	0.14	0.11	0.10	0.16
Net realized and unrealized gain (loss)	1.21	1.20	0.79	2.29	(2.05)
Total income (loss) from investment operations	1.40	1.34	0.90	2.39	(1.89)
Less dividends and distributions from:
Net investment income	(0.18)	(0.16)	(0.12)	(0.14)	(0.19)
Net realized gain	(0.89)	(0.37)	—	—	—
Total dividends and distributions	(1.07)	(0.53)	(0.12)	(0.14)	(0.19)
Net asset value, end of period	$14.90	$14.57	$13.76	$12.98	$10.73
Total Return†	9.75%	10.15%	6.98%	22.43%	(14.88)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.89%	1.89%	1.87%	1.88%	1.87%
Net investment income	1.31%	0.94%	0.87%	0.82%	1.37%
Supplemental Data:
Net assets, end of period, in thousands	$123,508	$81,339	$81,606	$84,840	$75,323
Portfolio turnover rate	56%	52%	64%	117%	145%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2007	2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.56	$13.76	$12.97	$10.73	$12.81
Income (loss) from investment operations:
Net investment income‡	0.34	0.28	0.24	0.22	0.27
Net realized and unrealized gain (loss)	1.21	1.19	0.80	2.28	(2.04)
Total income (loss) from investment operations	1.55	1.47	1.04	2.50	(1.77)
Less dividends and distributions from:
Net investment income	(0.33)	(0.30)	(0.25)	(0.26)	(0.31)
Net realized gain	(0.89)	(0.37)	—	—	—
Total dividends and distributions	(1.22)	(0.67)	(0.25)	(0.26)	(0.31)
Net asset value, end of period	$14.89	$14.56	$13.76	$12.97	$10.73
Total Return†	10.89%	11.17%	8.14%	23.56%	(13.99)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.89%	0.89%	0.89%	0.88%	0.87%
Net investment income	2.31%	1.94%	1.85%	1.82%	2.37%
Supplemental Data:
Net assets, end of period, in thousands	$2,181	$909	$1,083	$1,151	$1,347
Portfolio turnover rate	56%	52%	64%	117%	145%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Balanced Fund (formerly Morgan Stanley Balanced Growth Fund):

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Balanced Fund (formerly Morgan Stanley Balanced Growth Fund) (the ‘‘Fund’’), including the portfolio of investments, as of January 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Balanced Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 23, 2007

Morgan Stanley Balanced Fund

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

1.    Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	6,463,582	247,196	0	0
Kathleen A. Dennis	6,461,770	249,008	0	0
James F. Higgins	6,461,804	248,974	0	0
Joseph J. Kearns	6,461,058	249,720	0	0
Michael F. Klein	6,460,848	249,930	0	0
W. Allen Reed	6,462,444	248,334	0	0
Fergus Reid	6,458,544	252,234	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

2.    Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund’s ability to pledge assets	5,670,020	223,768	200,226	616,764
Elimination of the fundamental policy restricting purchases of securities on margin	5,657,480	237,295	199,239	616,764
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	5,671,433	214,556	208,025	616,764
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers have an interest	5,675,155	221,799	197,060	616,764
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	5,707,050	192,134	194,830	616,764
Elimination of the fundamental policy regarding investments in unseasoned companies	5,674,193	227,565	192,256	616,764

Morgan Stanley Balanced Fund

Results of Special Shareholder Meeting  (unaudited) continued

3.    Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	5,720,247	184,800	188,967	616,764
Modify fundamental policy regarding borrowing money	5,684,059	224,437	185,518	616,764
Modify fundamental policy regarding loans	5,672,009	224,272	197,733	616,764
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	5,684,298	204,185	205,531	616,764
Modify fundamental policy regarding issuance of senior securities	5,691,237	203,793	198,984	616,764

4.    Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	5,673,699	221,299	199,016	616,764
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	5,703,783	195,914	194,317	616,764

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003 September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason Inc., and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of January 31, 2007.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended January 31, 2007, 68.28% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 90.19% of the Fund’s ordinary dividends paid during the fiscal year ended January 31, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Also during the fiscal year ended January 31, 2007, the Fund paid to its shareholders $0.89 per share from long-term capital gains.

Of the Fund’s ordinary dividends paid during the fiscal year, 16.11% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

BGRRPT RA07-00249 P-y01/07	MORGAN STANLEY FUNDS
Morgan Stanley Balanced Fund Annual Report January 31, 2007

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

    (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

    (2) Not applicable.

    (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

     2007
                                         REGISTRANT       COVERED ENTITIES(1)
        AUDIT FEES..................     $41,200          N/A

        NON-AUDIT FEES
            AUDIT-RELATED FEES......     $8,031(2)        $5,200,002(2)
            TAX FEES................     $5,780(3)        $809,670(4)
            ALL OTHER FEES..........     $-               $-
        TOTAL NON-AUDIT FEES........     $13,811          $6,009,672

        TOTAL.......................     $55,011          $6,009,672

     2006
                                         REGISTRANT       COVERED ENTITIES(1)
        AUDIT FEES..................     $35,125          N/A

        NON-AUDIT FEES
            AUDIT-RELATED FEES......     $540(2)          $5,181,001(2)
            TAX FEES................     $5,020(3)        $1,099,335(4)
            ALL OTHER FEES..........     $-               $-
        TOTAL NON-AUDIT FEES........     $5,560           $6,280,336

        TOTAL.......................     $40,685          $6,280,336

        N/A- Not applicable, as not required by Item 4.

        (1) Covered Entities include the Adviser (excluding sub-advisors)
            and any entity controlling, controlled by or under common
            control with the Adviser that provides ongoing services to the
            Registrant.
        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
        (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
            review of the Registrant's tax returns.
        (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
            Entities' tax returns.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank
Bowman, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

      The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                                JANUARY 31, 2007

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.   Active Assets Government Securities Trust ("AA Government")
2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")
3.   Active Assets Institutional Money Trust ("AA Institutional Money")
4.   Active Assets Money Trust ("AA Money")
5.   Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.   Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.   Active Assets California Tax-Free Trust ("AA California")
8.   Active Assets Tax-Free Trust ("AA Tax-Free")
9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily")
10.  Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.  Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.  Morgan Stanley Allocator Fund ("Allocator Fund")+
13.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
14.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
15.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
16.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
17.  Morgan Stanley European Equity Fund Inc. ("European Equity")+
18.  Morgan Stanley Financial Services Trust ("Financial Services")+
19.  Morgan Stanley Focus Growth Fund ("Focus Growth")+
20.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
21.  Morgan Stanley Global Advantage Fund ("Global Advantage")+
22.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+
23.  Morgan Stanley Health Sciences Trust ("Health Sciences")+
24.  Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

                                       17

25.  Morgan Stanley International Fund ("International Fund")+
26.  Morgan Stanley International SmallCap Fund ("International SmallCap")+
27.  Morgan Stanley International Value Equity Fund ("International Value")+
28.  Morgan Stanley Japan Fund ("Japan Fund")+
29.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
30.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
31.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
32.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+
33.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
34.  Morgan Stanley Real Estate Fund ("Real Estate")+
35.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
36.  Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
37.  Morgan Stanley Special Growth Fund ("Special Growth")+
38.  Morgan Stanley Special Value Fund ("Special Value")+
39.  Morgan Stanley Technology Fund ("Technology")+
40.  Morgan Stanley Total Market Index Fund ("Total Market Index")+
41.  Morgan Stanley Utilities Fund ("Utilities Fund")+
42.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

43.  Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

44.  Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

45.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
46.  Morgan Stanley Flexible Income Trust ("Flexible Income")+
47.  Morgan Stanley Income Trust ("Income Trust")+
48.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
49.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
50.  Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
     U.S. Government")
51.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
52.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

53.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
54.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
55.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
56.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

                                       18

     SPECIAL PURPOSE FUNDS
     ---------------------

57.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
        o    Balanced Growth Portfolio
        o    Capital Opportunities Portfolio
        o    Developing Growth Portfolio
        o    Dividend Growth Portfolio
        o    Equally-Weighted S&P 500 Portfolio
        o    Flexible Income Portfolio
        o    Focus Growth Portfolio
        o    Global Equity Portfolio
        o    Growth Portfolio
        o    Money Market Portfolio
        o    Utilities Portfolio

58.  Morgan Stanley Variable Investment Series ("Variable Investment")
        o    Aggressive Equity Portfolio
        o    Dividend Growth Portfolio
        o    Equity Portfolio
        o    European Equity Portfolio
        o    Global Advantage Portfolio
        o    Global Dividend Growth Portfolio
        o    High Yield Portfolio
        o    Income Builder Portfolio
        o    Limited Duration Portfolio
        o    Money Market Portfolio
        o    Income Plus Portfolio
        o    S&P 500 Index Portfolio
        o    Strategist Portfolio
        o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

59.  Morgan Stanley Government Income Trust ("Government Income")
60.  Morgan Stanley Income Securities Inc. ("Income Securities")
61.  Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

62.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")

                                       19

63.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")
64.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")
65.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
66.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
67.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")
68.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
69.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")
70.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")
71.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")
72.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
73.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")
74.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
75.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")
76.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")

+-   Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:
       o   Active International Allocation Portfolio
       o   Emerging Markets Portfolio
       o   Emerging Markets Debt Portfolio
       o   Focus Equity Portfolio
       o   Global Franchise Portfolio
       o   Global Real Estate Portfolio
       o   Global Value Equity Portfolio
       o   International Equity Portfolio
       o   International Growth Equity Portfolio
       o   International Magnum Portfolio
       o   International Real Estate Portfolio
       o   International Small Cap Portfolio
       o   Large Cap Relative Value Portfolio
       o   Money Market Portfolio
       o   Municipal Money Market Portfolio

                                       20

       o   Small Company Growth Portfolio
       o   Systematic Active large Cap Core Portfolio
       o   Systematic Active Small Cap Core Portfolio
       o   Systematic Active Small Cap Growth Portfolio
       o   Systematic Active Small Cap Value Portfolio
       o   U.S. Large Cap Growth Portfolio
       o   U.S. Real Estate Portfolio

     Inactive Portfolios*:

       o   China Growth Portfolio
       o   Gold Portfolio
       o   Large Cap Relative Value Portfolio
       o   MicroCap Portfolio
       o   Mortgage-Backed Securities Portfolio
       o   Municipal Bond Portfolio
       o   U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

       o   Advisory Portfolio
       o   Advisory Foreign Fixed Income II Portfolio
       o   Advisory Foreign Fixed Income Portfolio
       o   Balanced Portfolio
       o   Core Fixed Income Portfolio
       o   Core Plus Fixed Income Portfolio
       o   Equity Portfolio
       o   Equity Plus Portfolio
       o   High Yield Portfolio
       o   Intermediate Duration Portfolio
       o   International Fixed Income Portfolio
       o   Investment Grade Fixed Income Portfolio
       o   Limited Duration Portfolio
       o   Long Duration Fixed Income Portfolio
       o   Mid-Cap Growth Portfolio
       o   Municipal Portfolio
       o   U.S. Mid-Cap Value Portfolio
       o   U.S. Small-Cap Value Portfolio
       o   Value Portfolio

----------
* Have not commenced or have ceased operations

                                       21

     Inactive Portfolios*:

       o   Balanced Plus Portfolio
       o   Growth Portfolio
       o   Investment Grade Credit Advisory Portfolio
       o   Mortgage Advisory Portfolio
       o   New York Municipal Portfolio
       o   Targeted Duration Portfolio
       o   Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:

       o   Core Plus Fixed Income Portfolio
       o   Emerging Markets Debt Portfolio
       o   Emerging Markets Equity Portfolio
       o   Equity and Income Portfolio
       o   Equity Growth Portfolio
       o   Global Franchise Portfolio
       o   Global Real Estate Portfolio
       o   Global Value Equity Portfolio
       o   High Yield Portfolio
       o   International Growth Equity Portfolio
       o   International Magnum Portfolio
       o   Mid-Cap Growth Portfolio
       o   Small Company Growth Portfolio
       o   U.S. Mid-Cap Value Portfolio
       o   U.S. Real Estate Portfolio
       o   Value Portfolio

     Inactive Portfolios*:

       o   Balanced Portfolio
       o   Capital Preservation Portfolio
       o   Core Equity Portfolio
       o   International Fixed Income Portfolio
       o   Investment Grade Fixed Income Portfolio
       o   Latin American Portfolio
       o   Multi-Asset Class Portfolio
       o   Targeted Duration Portfolio

4.   Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

----------
* Have not commenced or have ceased operations

                                       22

     Active Portfolios:

       o   Government Portfolio
       o   Money Market Portfolio
       o   Prime Portfolio
       o   Tax-Exempt Portfolio
       o   Treasury Portfolio

     Inactive Portfolios*:

       o   Government Securities Portfolio
       o   Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.   Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.   Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.   Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.   Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.   Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.  Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.  The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12   The Malaysia Fund, Inc. ("Malaysia Fund")
13.  The Thai Fund, Inc. ("Thai Fund")
14.  The Turkish Investment Fund, Inc. ("Turkish Investment")
15.  India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.  Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS

1.   Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS

1.   Morgan Stanley Absolute Return Fund
2.   Morgan Stanley Institutional Fund of Hedge Funds II

----------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                 Amy R. Doberman

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2007
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2007
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2007                            /s/ Ronald E. Robison
                                                ---------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Fund and will be retained by Morgan Stanley
Balanced Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2007                             /s/ Francis Smith
                                                 -----------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Fund and will be retained by Morgan Stanley
Balanced Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       31